LEASES - Narrative (Details) - Copler	12 Months Ended
Dec. 31, 2020 extensionPeriod
Disclosure of lessee, leases [Line Items]
Leases, non-cancellable lease	15 years
Leases, extension period	2 years
Leases, number of extension periods	4